Other employee benefits (Schedule of changes in fair value of assets of other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Employee Benefits [Line Items]
Employer contributions	$ 2,741	$ 2,595
Benefits paid	(2,741)	(2,595)
Closing fair value of assets	$ 0	$ 0